Supplemental Financial Information - Earnings Per Share (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share [Abstract]
Anti-dilutive securities excluded from computation of earning per share amount	10,609,942	32,394,794	27,789,634